Related party transactions (Detail Textuals 1)	12 Months Ended				12 Months Ended					12 Months Ended		12 Months Ended			17 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($) Unit	Dec. 31, 2011 CAD	Dec. 31, 2013 USD ($)	Dec. 31, 2011 Accounts Payable USD ($) Unit	Dec. 31, 2011 Accounts Payable CAD	Dec. 31, 2011 Consulting Agreement CAD	Dec. 31, 2012 Valent Technologies, LLC USD ($)	Dec. 31, 2011 Valent Technologies, LLC USD ($)	Dec. 31, 2011 Director USD ($)	Dec. 31, 2012 Director USD ($)	Dec. 31, 2012 Director Consulting Agreement USD ($)	Dec. 31, 2012 Officer and Director Consulting Agreement USD ($) Agreements Unit	Dec. 31, 2012 Officer and Director Consulting Agreement CAD	Dec. 31, 2012 Officer and Director Consulting Agreement USD ($)	Dec. 31, 2012 Officer and Director Consulting Agreement CAD
Related Party Transaction [Line Items]
Monthly payment to officers and directors													$ 27,022	27,000	$ 26,550	27,000
Number of agreements													2	2
Number of units issued for services and settlement of accounts payable		150,000	150,000		50,000	50,000							360,000	360,000
Value for units issued for services	117,275	60,301			23,785	25,000							180,144
Value for units issued per month		19,028	20,000										15,012	15,000
Total expenses recognized from related party transaction													180,144
General and administrative expenses from transactions with related party		23,785	25,000										60,389
Research and development expenses from transactions with related party		71,355	75,000										119,755
Aggregate cash compensation													12,006	12,000
Cash compensation paid to two individuals													144,072	144,000
Related party payables										21,028		133,658
Clinical development costs included in accounts payable								314,119	496,932
Value issued for settlement of accounts payable	253,050	15,075
Loan payable, including accrued interest								264,352	256,831
value of per unit issued to subscribers							0.50
Accounts payable to director				$ 118,761							$ 25,000